TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables as at December 31, 2022 and 2021 are as follows:

Amounts in $ ‘000	2022	2021
Accounts payable	8,753	7,599
Taxes and social security	2,099	1,505
Other payables	—	34
Accruals for employees	12,139	8,850
Accruals for rebates and discounts	10,490	11,111
Accrual for production	8,175	5,760
Other accruals	12,809	7,614
Balance at December 31	54,465	42,473